Discontinued Operations and Assets and Liabilities Held For Sale - Changes to Liabilty Related to Astora Restructuring Initiative (Details) - Astora Restructuring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning liability balance	$ 5,516	$ 0
Expenses		34,348
Cash distributions	(5,063)	(28,832)
Ending liability balance	453	5,516
Employee Separation and Other Benefit-Related Costs
Restructuring Reserve [Roll Forward]
Beginning liability balance	3,855	0
Expenses		20,476
Cash distributions	(3,855)	(16,621)
Ending liability balance	0	3,855
Contract Termination Charges
Restructuring Reserve [Roll Forward]
Beginning liability balance	1,661	0
Expenses		8,074
Cash distributions	(1,208)	(6,413)
Ending liability balance	453	1,661
Other Restructuring Costs
Restructuring Reserve [Roll Forward]
Beginning liability balance	0	0
Expenses		5,798
Cash distributions	0	(5,798)
Ending liability balance	$ 0	$ 0